CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Noncurrent assets [abstract]
Property, plant and equipment		$ 65,373	$ 63,161	$ 65,672	$ 63,941
Intangible assets		6,829	8,150	8,148	10,317
Equity accounted investments		2,377	2,374	2,262	1,599
Deferred tax assets		5,231	4,880	4,974	3,794
Pension assets		1,552	1,437	1,310	963
Derivative financial instruments		1,691	1,573	2,476	1,630
Financial investments		3,895	3,922	4,083	3,157
Prepayments and financial receivables		934	774	861	1,311
Total non-current assets		87,882	86,272	89,786	86,711
Current assets [abstract]
Inventories		2,548	2,917	3,084	2,974
Trade and other receivables		8,564	8,692	8,232	5,489
Derivative financial instruments		2,251	1,096	886	589
Financial investments		15,152	10,922	11,865	9,319
Cash and cash equivalents		9,912	8,992	6,757	9,700
Total current assets		38,426	32,619	30,824	28,072
Assets classified as held for sale		950	1,100	1,362	0
Total assets		127,259	119,991	121,972	114,783
Equity [abstract]
Shareholders equity		37,023	35,764	33,873	35,587
Non-controlling interests		18	18	19	23
Total equity		37,041	35,782	33,892	35,610
Noncurrent liabilities [abstract]
Finance debt	[1]	28,112	27,991	29,118	28,632
Lease liabilities	[1]	2,796	3,006	3,220	3,016
Deferred tax liabilities		12,306	11,440	11,224	8,907
Pension liabilities		4,411	4,363	4,292	3,572
Provisions and other liabilities		18,890	17,817	19,731	18,097
Derivative financial instruments		606	550	676	967
Total non-current liabilities		67,120	65,167	68,260	63,191
Current liabilities [abstract]
Trade, other payables and provisions		10,022	10,592	10,510	8,620
Current tax payable		5,156	3,249	1,148	674
Finance debt	[1]	3,463	2,784	4,591	4,324
Lease liabilities	[1]	1,113	1,131	1,186	1,139
Dividends payable		487	0	357	297
Derivative financial instruments		2,247	1,014	1,710	928
Total current liabilities		22,488	18,770	19,502	15,982
Liabilities directly associated with the assets classified as held for sale		610	271	318	0
Total liabilities		90,218	84,209	88,081	79,173
Total equity and liabilities		$ 127,259	$ 119,991	$ 121,972	$ 114,783

[1]	1) Lease liabilities are separated from the line item Finance debt and 2020 has been reclassified.